Summary of Significant Accounting Policies - Schedule of Fair Value on Recurring Basis Using Significant Unobservable Inputs (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	2 Months Ended	12 Months Ended
	Sep. 29, 2025	Sep. 30, 2025
Schedule of Fair Value on Recurring Basis Using Significant Unobservable Inputs [Line Items]
Fair value as of July 17, 2025	$ 871,029
Change in Fair Value	16,202
Fair value as of September 30, 2025	$ 887,231	$ 887,231